Earnings/ (loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings/ (loss) per share:
Earnings / (loss) per share
	2015			2016			2017
	Income (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Loss (numerator)		Weighted- average number of outstanding shares (denominator)		Amount per share
	Class A	Class A	Class A	Class A	Class A	Class A	Class A	Class B	Class A	Class B	Class A	Class B
Basic net income/ (loss) per share:
Net income/ (loss)	$80,014	-	-	$(3,241,518)	-	-	$(5,366)	$(36)	-	-	-	-
Less: Non- vested common stock dividends declared and undistributed earnings	(1,175)	-	-	-	-	-	-	-	-	-	-	-
Basic Earnings/ (loss) per share attributable to common stockholders	$78,839	$15,082	5,227.36	$(3,241,518)	10,538	(307,602.77)	$(5,366)	$(36)	25,070,978	167,314	(0.21)	(0.21)
Diluted net income/ (loss) per share:
Allocation of undistributed earnings/ (losses) for basic computation	-	-	-	-	-	-	(5,366)	(36)	-	-	-	-
Reallocation of undistributed earnings/ (losses) as a result of conversion of Class B to Class A shares	-	-	-	-	-	-	-	-	-	-	-	-
Diluted Earnings/ (loss) per share	$78,839	$15,082	5,227.36	$(3,241,518)	10,538	(307,602.77)	$(5,366)	$(36)	25,070,978	167,314	(0.21)	(0.21)